Condensed Statement of Deficiency in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 32,280	$ 29		$ 3,304,188		$ (3,424,932)	$ (88,435)
Balance, shares at Dec. 31, 2019	322,800,327	34,402,750
Common shares issued for services	$ 170			36,630			36,800
Common shares issued for services, shares	1,700,000
Common shares issued for intangible assets	$ 850			105,150			106,000
Common shares issued for intangible assets, shares	8,500,000
Warrants issued in connection with debt				54,555			54,555
Warrants issued for services				44,135			44,135
Preferred stock Series A issued for services			[1]		[1]			[1]
Preferred stock Series A issued for services, shares		100,000,000
Preferred stock Series C issued for services			[1]		[1]			[1]
Preferred stock Series C issued for services, shares		30,000,000
Deemed dividend					[1]	(4,440)	(4,440)
Net income loss						(4,670,255)	(4,670,255)
Balance at Dec. 31, 2020	$ 33,300	$ 29		3,544,658		(8,099,627)	(4,521,640)
Balance, shares at Dec. 31, 2020	333,000,327	164,402,750
Common shares issued for services	$ 662			329,913			$ 330,575
Common shares issued for services, shares	6,625,000						6,500,000
Warrants issued for services				40,600			$ 40,600
Series A preferred converted to common	$ 13,584			(173)
Series A preferred converted to common, shares	135,836,702	(134,109,750)
Series B preferred converted to common	$ 2,707	$ (20)		(2,686)
Series B preferred converted to common, shares	27,066,666	(203,000)
Shares issued for cash	$ 525,000
Shares issued for cash, shares	10,500,000
Common shares issued for warrant exercise	$ 1,050			523,950			525,000
Common shares issued for warrant exercise, shares	10,500,000
Common shares issued to settle payable	$ 37			11,212			11,249
Common shares issued to settle payable, shares	375,000
Common shares issued to settle debt	$ 1,094			655,156			656,250
Common shares issued to settle debt, shares	10,937,499
Deemed dividend						(11,615,364)	(11,615,364)
Net income loss						(793,009)	(793,009)
Warrants issued with notes payable				9,533			9,533
Balance at Mar. 31, 2021	$ 52,434	$ 3,009		5,122,062		(16,158,418)	(10,980,914)
Balance, shares at Mar. 31, 2021	524,341,194	30,090,000
Balance at Dec. 31, 2020	$ 33,300	$ 29		3,544,658		(8,099,627)	(4,521,640)
Balance, shares at Dec. 31, 2020	333,000,327	164,402,750
Common shares issued for services	$ 872			539,264			540,136
Common shares issued for services, shares	8,715,000
Common shares issued for intangible assets	$ 1,250			1,423,750			1,425,000
Common shares issued for intangible assets, shares	12,500,000
Warrants issued in connection with debt				9,533			9,533
Warrants issued for services				485,487			485,487
Series A preferred converted to common	$ 13,584		[1]	1,550,667			1,564,251
Series A preferred converted to common, shares	135,836,702	(134,109,750)
Series B preferred converted to common	$ 2,826	$ (21)		(2,805)			0
Series B preferred converted to common, shares	28,266,666	(212,000)
Shares issued for cash	$ 2,752			1,570,248			1,573,000
Shares issued for cash, shares	27,520,442
Shares issued to convert debt	$ 1,094			655,156			656,250
Shares issued to convert debt, shares	10,937,499
Common shares issued for warrant exercise	$ 1,050			523,950			525,000
Common shares issued for warrant exercise, shares	10,500,000
Common shares issued to settle payable	$ 37			11,213			11,250
Common shares issued to settle payable, shares	375,000
Shares issued to settle debt	$ 200			179,800			180,000
Shares issued to settle debt, shares	2,000,000
Common shares issued to settle debt	$ 100			7,300			7,400
Common shares issued to settle debt, shares	1,000,000
Deemed dividend					[1]	(13,477,055)	(13,477,055)
Net income loss						(5,340,354)	(5,340,354)
Balance at Dec. 31, 2021	$ 57,065	$ 8		10,498,221		(26,917,036)	(16,361,742)
Balance, shares at Dec. 31, 2021	570,651,636	30,081,000
Common shares issued for services	$ 100			51,650			$ 51,750
Common shares issued for services, shares	1,000,000						1,000,000
Warrants issued in connection with debt				869,972			$ 869,972
Warrants issued for services				12,976			12,976
Deemed dividend						(22,179)	(22,179)
Net income loss						(1,396,219)	(1,396,219)
Options issued for services				155,250			155,250
Balance at Mar. 31, 2022	$ 57,165	$ 8		$ 11,588,069		$ (28,335,434)	$ (16,690,191)
Balance, shares at Mar. 31, 2022	571,651,636	30,081,000

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity